Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

September 30, 2022

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 61.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,133,375	$10,120,814
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,290,568	10,646,827
Janus Henderson Asia Equity Fund - Class N Shares	430,489	3,714,933
Janus Henderson Contrarian Fund - Class N Shares	454,079	9,526,192
Janus Henderson Emerging Markets Fund - Class N Shares	1,481,592	11,511,786
Janus Henderson Enterprise Fund - Class N Shares	73,018	8,940,225
Janus Henderson European Focus Fund - Class N Shares	119,593	3,844,718
Janus Henderson Forty Fund - Class N Shares	120,550	4,322,867
Janus Henderson Global Equity Income Fund - Class N Shares	1,422,419	7,495,816
Janus Henderson Global Real Estate Fund - Class N Shares	295,890	3,139,264
Janus Henderson Global Research Fund - Class N Shares	61,680	4,590,031
Janus Henderson Global Select Fund - Class N Shares	402,392	5,681,632
Janus Henderson Growth and Income Fund - Class N Shares	62,368	3,735,806
Janus Henderson Overseas Fund - Class N Shares	222,247	7,496,264
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	748,854	8,551,700
Janus Henderson Triton Fund - Class N Shares	300,491	7,409,836
		110,728,711
Fixed Income Funds – 38.3%
Janus Henderson Flexible Bond Fund - Class N Shares	738,827	6,848,888
Janus Henderson Global Bond Fund - Class N Shares	5,259,423	39,076,037
Janus Henderson High-Yield Fund - Class N Shares	1,644,550	11,116,797
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	4,157,440	11,640,789
		68,682,511
Total Investments (total cost $205,404,367) – 100.0%		179,411,222
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(72,457)
Net Assets – 100%		$179,338,765

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 100.0%
Equity Funds - 61.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(28,766)	$-	$(350,954)	$10,120,814
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	-	(42,383)	-	(682,707)	10,646,827
Janus Henderson Asia Equity Fund - Class N Shares	-	(30,004)	-	(605,314)	3,714,933
Janus Henderson Contrarian Fund - Class N Shares	-	(47,397)	-	(704,005)	9,526,192
Janus Henderson Emerging Markets Fund - Class N Shares	-	(67,993)	-	(1,491,935)	11,511,786
Janus Henderson Enterprise Fund - Class N Shares	-	(24,281)	-	(336,262)	8,940,225
Janus Henderson European Focus Fund - Class N Shares	-	(27,040)	-	(430,764)	3,844,718
Janus Henderson Forty Fund - Class N Shares	-	1,352	-	(213,359)	4,322,867
Janus Henderson Global Equity Income Fund - Class N Shares	159,423	(42,063)	-	(960,555)	7,495,816
Janus Henderson Global Real Estate Fund - Class N Shares	11,352	(9,448)	-	(427,806)	3,139,264
Janus Henderson Global Research Fund - Class N Shares	-	(23,423)	-	(269,250)	4,590,031
Janus Henderson Global Select Fund - Class N Shares	-	(14,922)	-	(428,585)	5,681,632
Janus Henderson Growth and Income Fund - Class N Shares	14,948	1,203	-	(221,845)	3,735,806
Janus Henderson Overseas Fund - Class N Shares	-	(14,912)	-	(774,376)	7,496,264
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(23,235)	-	(256,693)	8,551,700
Janus Henderson Triton Fund - Class N Shares	-	(36,022)	-	(340,567)	7,409,836
Total Equity Funds	$185,723	$(429,334)	$-	$(8,494,977)	$110,728,711
Fixed Income Funds - 38.3%
Janus Henderson Flexible Bond Fund - Class N Shares	52,343	(9,099)	-	(351,053)	6,848,888
Janus Henderson Global Bond Fund - Class N Shares	200,951	(212,113)	-	(3,199,322)	39,076,037
Janus Henderson High-Yield Fund - Class N Shares	173,323	(51,922)	-	(317,473)	11,116,797
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	71,396	(16,332)	-	(147,893)	11,640,789
Total Fixed Income Funds	$498,013	$(289,466)	$-	$(4,015,741)	$68,682,511
Total Affiliated Investments - 100.0%	$683,736	$(718,800)	$-	$(12,510,718)	$179,411,222

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 100.0%
Equity Funds - 61.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,736,885	29,707	(266,058)	10,120,814
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	11,631,873	32,733	(292,689)	10,646,827
Janus Henderson Asia Equity Fund - Class N Shares	4,442,547	11,749	(104,045)	3,714,933
Janus Henderson Contrarian Fund - Class N Shares	10,514,114	29,786	(266,306)	9,526,192
Janus Henderson Emerging Markets Fund - Class N Shares	13,352,859	35,729	(316,874)	11,511,786
Janus Henderson Enterprise Fund - Class N Shares	9,517,977	27,250	(244,459)	8,940,225
Janus Henderson European Focus Fund - Class N Shares	4,399,177	12,015	(108,670)	3,844,718
Janus Henderson Forty Fund - Class N Shares	4,642,362	13,403	(120,891)	4,322,867
Janus Henderson Global Equity Income Fund - Class N Shares	8,521,513	182,403	(205,482)	7,495,816
Janus Henderson Global Real Estate Fund - Class N Shares	3,645,461	21,411	(90,354)	3,139,264
Janus Henderson Global Research Fund - Class N Shares	4,995,443	14,116	(126,855)	4,590,031
Janus Henderson Global Select Fund - Class N Shares	6,262,968	17,370	(155,199)	5,681,632
Janus Henderson Growth and Income Fund - Class N Shares	4,032,741	26,414	(102,707)	3,735,806
Janus Henderson Overseas Fund - Class N Shares	8,468,136	23,008	(205,592)	7,496,264
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	9,037,656	25,924	(231,952)	8,551,700
Janus Henderson Triton Fund - Class N Shares	7,967,613	22,766	(203,954)	7,409,836
Fixed Income Funds - 38.3%
Janus Henderson Flexible Bond Fund - Class N Shares	7,315,634	72,312	(178,906)	6,848,888
Janus Henderson Global Bond Fund - Class N Shares	43,214,541	317,217	(1,044,286)	39,076,037
Janus Henderson High-Yield Fund - Class N Shares	11,572,760	205,855	(292,423)	11,116,797
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	11,994,196	104,298	(293,480)	11,640,789

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$110,728,711	$-	$-
Fixed Income Funds	68,682,511	-	-
Total Assets	$179,411,222	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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